Other Operating Expenses	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Operating Expenses

NOTE 29—OTHER OPERATING EXPENSES

Other operating expenses amounted to 1,208 million euros in 2017, 1,083 million euros in 2016 and 1,491 million euros in 2015, increasing by 125 million euros from 2016 to 2017 compared to a decrease by 408 million euros from 2015 to 2016 .

Details are as follows:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Write-downs and expenses in connection with credit management	400	335	345
Provision charges	228	144	330
TLC operating fees and charges	356	373	342
Indirect duties and taxes	111	100	116
Penalties, settlement compensation and administrative fines	33	44	292
Association dues and fees, donations, scholarships and traineeships	15	18	18
Sundry expenses	65	69	48

Total	1,208	1,083	1,491
of which, included in the supplementary disclosure on financial instruments	400	335	345

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.